Property and Equipment (Details) - EOS ENERGY STORAGE, LLC [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Total	$ 10,313,000	$ 9,118,000	$ 13,936,000
Less: Accumulated Depreciation and Amortization	(4,536,000)	(3,802,000)	(7,394,000)
Property and equipment, net	5,777,000	5,316,000	6,542,000
Equipment [Member]
Total	$ 6,747,000	$ 5,910,000	9,438,000
Equipment [Member] | Minimum [Member]
Useful lives	5 years	5 years
Equipment [Member] | Maximum [Member]
Useful lives	10 years	10 years
Capital lease [Member]
Total	$ 201,000	$ 201,000	225,000
Useful lives	5 years	5 years
Furniture [Member]
Total	$ 141,000	$ 125,000	186,000
Furniture [Member] | Minimum [Member]
Useful lives	5 years	5 years
Furniture [Member] | Maximum [Member]
Useful lives	10 years	10 years
Leasehold Improvements [Member]
Total	$ 2,731,000	$ 2,732,000	3,130,000
Useful lives, property and equipment	Lesser of useful life/remaining lease	Lesser of useful life/remaining lease
Tooling [Member]
Total	$ 493,000	$ 150,000	907,000
Tooling [Member] | Minimum [Member]
Useful lives		2 years
Useful lives, property and equipment	2 years
Tooling [Member] | Maximum [Member]
Useful lives		3 years
Useful lives, property and equipment	3 years
Construction in progress [Member]
Total			$ 50,000